Schedule of construction in progress (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Balance	$ 31,622
Additions from acquisition (note 19)
Write-off of previously capitalized costs	6,763
Assets abandonment	542	93
Balance	8,234	31,622
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance	31,622	8,909
Additions from acquisition (note 19)		10,562
Additions	10,130	16,088
Reclassification to property, plant and equipment	(23,429)
Write-off of previously capitalized costs	(6,763)
Impairment (note 25)	(2,925)	(3,908)
Assets abandonment	(542)
Foreign currency impact	141	(29)
Balance	8,234	31,622	8,909
Construction in progress [member] | IPP facilities [member]
IfrsStatementLineItems [Line Items]
Balance	9,448	8,909
Additions from acquisition (note 19)
Additions	31	568
Reclassification to property, plant and equipment	(9,614)
Write-off of previously capitalized costs
Impairment (note 25)
Assets abandonment
Foreign currency impact	135	(29)
Balance		9,448	8,909
Construction in progress [member] | Battery Energy Storage Systems [member]
IfrsStatementLineItems [Line Items]
Balance	21,632
Additions from acquisition (note 19)		10,020
Additions	10,099	15,520
Reclassification to property, plant and equipment	(13,815)
Write-off of previously capitalized costs	(6,763)
Impairment (note 25)	(2,925)	(3,908)
Assets abandonment
Foreign currency impact	6
Balance	8,234	21,632
Construction in progress [member] | Electric vehicle charging stations [member]
IfrsStatementLineItems [Line Items]
Balance	542
Additions from acquisition (note 19)		542
Additions
Reclassification to property, plant and equipment
Write-off of previously capitalized costs
Impairment (note 25)
Assets abandonment	(542)
Foreign currency impact
Balance		$ 542